Income tax expense - Additional information related to tax (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income tax related to recognition in other comprehensive income
Deferred tax (note 17)		£ 1,448,000	£ 1,901,000	£ 634,000
Current tax		(2,017,000)	(1,799,000)	(1,900,000)
Total income tax (expense)/credit recognized in other comprehensive income		(569,000)	102,000	(1,266,000)
US
Income tax related to recognition in other comprehensive income
Deferred tax (note 17)		£ 3,395,000	£ 422,000	£ (2,208,000)
Tax rate		21.00%	21.00%	21.00%
Non-cash deferred tax charge		£ 66,561,000	£ 3,916,000
UK
Income tax related to recognition in other comprehensive income
Deferred tax (note 17)		£ (1,947,000)	1,479,000	£ 2,842,000
Tax rate	25.00%	19.00%
Non-cash deferred tax charge		£ 11,224,000	£ 3,915,000